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                               MetLife Investors Insurance Company of California 5 Park Plaza, Suite 1900
                               Irvine, California 92614



May 3, 2006

VIA EDGAR
_________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company of California and
    MetLife Investors Variable Annuity Account Five
    File No. 333-54036 (Class L - 4 and Class L)
    Rule 497(j) Certification


Commissioners:

     On behalf of MetLife Investors Insurance Company of California (the "Company") and MetLife Investors Variable Annuity Account Five (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus (Class L-4 Year) and Statement of Additional Information ("SAI"), each dated May 1, 2006, the Supplement dated May 1, 2006 to the May 1, 2006 Prospectus (Class L) and the Supplement dated June 9, 2006 to the May 1, 2006 Prospectuses being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus (Class L-4 Year), SAI and Supplements to the Prospectuses contained in Post-Effective Amendment No. 14 for the Account filed electronically with the Commission on April 20, 2006.

     If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company